Investment in equity investees	12 Months Ended
Dec. 31, 2017
Investment in equity investees
Investment in equity investees

7.Investment in equity investees

Cost method

As of December 31, 2016 and 2017, the carrying values of the Group’s cost method investments were RMB5,138,973 and RMB9,750,726 , respectively. Investments were accounted for under the cost method if the Group had no significant influence over the investee or if the underlying shares the Group invested in were not considered in-substance common stock and had no readily determinable fair value. For the years ended December 31, 2016 and 2017, the Group invested RMB2,210,552 and RMB6,217,682 in multiple private companies accounted for under cost method respectively, which may have operational synergy with the Group’s core business. During the year ended December 31, 2017, investment consideration for the top two investees were RMB2,688,954 and RMB1,029,608, respectively.

Equity method

As of December 31, 2017, the Group’s investments accounted for under the equity method totaled RMB8,800,593 (as of December 31, 2016: RMB9,489,813), which mainly included the investment in Yonghui Superstores Co., Ltd, (“Yonghui”) amounting to RMB4,245,001, the investment in Bitauto Holdings Limited (“Bitauto”) amounting to RMB2,128,409, the investment in Dada Nexus Limited (“Dada”) amounting to RMB139,147, the investment in Tuniu Corporation (“Tuniu”) amounting to RMB947,500 and investment in Yixin Group Limited (“Yixin”) amounting to RMB860,992. The Group applies the equity method of accounting to account for its equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.

Investment in Yonghui

On August 11, 2016, the Group completed the investment in Yonghui through the subscription of newly issued ordinary shares representing 10% equity interest in Yonghui. Yonghui is a leading hypermarket and supermarket operator in China and is listed on the Shanghai Stock Exchange. Total consideration for the investment in Yonghui was RMB4,234,929 in cash. Investment in Yonghui is accounted for using the equity method as the Group has obtained significant influence by the right to nominate two board members out of eleven. On May 2, 2017, Yonghui announced to distribute a cash dividend of RMB0.12 per share to its shareholders, and the Group received dividend of RMB114,845 in total which has been recorded as a reduction to the investment in Yonghui.

Investment in Yonghui is accounted for using the equity method with the cost allocated as follows:

	As of August 11, 2016	As of December 31, 2016	As of December 31, 2017
	RMB	RMB	RMB

Carrying value of investment in Yonghui	4,234,929	4,234,845	4,245,001
Proportionate share of Yonghui’s net tangible and intangible assets	1,869,905	1,877,196	1,946,349

Excess of carrying value of the investment over proportionate share of Yonghui’s net tangible and intangible assets	2,365,024	2,357,649	2,298,652

The excess of carrying value has been primarily assigned to:
Goodwill	1,270,190	1,270,190	1,270,190
Amortizable intangible assets (*)	1,459,779	1,449,946	1,371,283
Deferred tax liabilities	(364,945)	(362,487)	(342,821)

	2,365,024	2,357,649	2,298,652

Cumulative gains/(losses) in equity interest in Yonghui	—	(84)	124,917

(*) Weighted average life of the intangible assets not included in Yonghui’s consolidated financial statements was 17 years.

As of December 31, 2016 and 2017, the market value of the Group’s investment in Yonghui was approximately RMB4,699,097 and RMB9,666,167 based on its quoted closing price, respectively.

The Proportionate share of Yonghui’s net income recorded in “share of results of equity investees” in the Consolidated Statements of Operations and Comprehensive Income (Loss) was a loss of RMB84, and a gain of RMB122,893 for the years ended December 31, 2016 and 2017, respectively. The following table includes the summarized financial information of Yonghui since the date when it was invested by the Company.

	During the period from August 11, 2016 to December 31, 2016	For the year ended December 31, 2017
	RMB	RMB

Revenue	6,248,703	55,524,229
Gross profit	1,230,057	11,319,620
Income from operations	95,453	2,065,795
Net income	71,130	1,721,628
Net income attributable to shareholder	72,905	1,818,910

Percentage of ownership in Yonghui	10%	10%

Proportionate share of Yonghui’s net income, before basis adjustments	7,291	181,891
Basis adjustments	(7,375)	(58,998)

Proportionate share of Yonghui’s net income	(84)	122,893

Investment in Bitauto

On February 16, 2015, the Group completed its investment in Bitauto through the subscription of newly issued ordinary shares, representing approximately 25% of the outstanding ordinary shares of Bitauto. Bitauto is a leading provider of internet content and marketing services for China’s fast-growing automotive industry that is listed on Nasdaq. Total consideration for the initial investment in Bitauto was RMB5,496,188 with a combination of RMB2,450,920 in cash and RMB3,045,268 in the form of future services, including exclusive access to the new and used car channels on the Group’s website and mobile apps and additional support from the Group’s key platforms for a period of 5 years. On June 17, 2016, the Group additionally acquired Bitauto’s newly issued ordinary shares by paying the cash consideration of RMB328,975. After the subsequent investment in June 2016, the Group held approximately 26% of Bitauto’s issued and outstanding shares. Investment in Bitauto is accounted for using the equity method with the investment cost allocated as follows:

	As of February 16, 2015	As of December 31, 2016	As of December 31, 2017
	RMB	RMB	RMB

Carrying value of investment in Bitauto (*)	5,496,188	2,386,118	2,128,409
Proportionate share of Bitauto’s net tangible and intangible assets	2,119,109	2,492,056	2,228,925

Excess of carrying value of the investment over proportionate share of Bitauto’s net tangible and intangible assets	3,377,079	(105,938)	(100,516)

The excess of carrying value has been primarily assigned to:
Goodwill (*)	2,846,260	—	—
Amortizable intangible assets (**)	707,758	(105,938)	(100,516)
Deferred tax liabilities	(176,939)	—	—

	3,377,079	(105,938)	(100,516)

Cumulative losses in equity interest in Bitauto	—	(3,439,045)	(3,696,754)

(*) In the fourth quarter of 2015 and 2016, the Group conducted an impairment assessment on its investment in Bitauto considering the duration and severity of the decline of Bitauto’s stock price after the investment, as well as the financial condition, operating performance and the prospects of Bitauto, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded a charge of RMB2,585,641 and RMB672,886 to write down the carrying value of its investment in Bitauto to the fair value, based on quoted closing price of Bitauto’s stock as of December 31, 2015 and 2016, respectively.

(**) Weighted average life of the intangible assets not included in Bitauto’s consolidated financial statements was 4 years.

As of December 31, 2016 and 2017, the market value of the Group’s investment in Bitauto was approximately RMB2,386,118 and RMB3,773,634 based on its quoted closing price, respectively.

Investment in Dada

In April 2016, the Group signed series of agreements with Dada, China’s largest crowdsourcing delivery platform. The Group obtained a) the newly issued ordinary shares of Dada which represents approximately 81% of the issued and outstanding ordinary shares, or approximately 41% of the equity interests of Dada on a fully diluted basis, b) the newly issued preferred shares of Dada which represents approximately 7% of the equity interest in Dada on a fully diluted basis, and c) A warrant to purchase additional preferred shares of Dada at a pre-determined price for the next 2 years. Total consideration for the above investments and warrant was RMB3,508,200 with a combination of RMB1,298,700 in cash, the Group’s future services, including supply chain support for a period of 10 years, traffic and other additional support for a period of 7 years, non-compete obligation in O2O business for a period of 7 years, and the Group’s O2O business, JD Daojia. The Group holds two board seats out of five with the founder of Dada holding the casting vote after the transaction.

With the assistance of an independent appraiser, the Group estimated the fair value of the assets/investments received as follows:

As of April 26, 2016
RMB
Assets/investments received by the Group
Dada’s ordinary shares	2,164,050
Dada’s preferred shares	1,298,700
Warrant to purchase Dada’s preferred shares	45,450

3,508,200

As the Group disposed a consolidated business (JD Daojia) in 2016, a disposal gain of RMB1,227,760 was recorded in others, net in the Consolidated Statements of Operations and Comprehensive Income (Loss), which equals to the difference between the fair value and carrying value of JD Daojia as of the disposal date of April 26, 2016.

The investment in Dada’s preferred shares is accounted for under the cost method as the underlying preferred shares were not considered in-substance common stock and had no readily determinable fair value. The warrant is a freestanding financial instrument and was recorded at fair value of RMB45,450 upon initial recognition. On December 28, 2017, the Company exercised the warrant in entirety in cash and purchased additional preferred shares of Dada, at the a pre-determined price with the total consideration of RMB983,820 (US$150,404). As of December 31, 2017, the carrying amount of preferred shares of Dada totaled RMB2,335,346.

The investment in Dada’s ordinary shares is accounted for using the equity method with the investment cost allocated as follows:

	As of April 26, 2016	As of December 31, 2016	As of December 31, 2017
	RMB	RMB	RMB

Carrying value of investment in Dada’s ordinary shares	2,164,050	1,443,239	139,147
Proportionate share of Dada’s net tangible and intangible assets	424,140	(290,365)	(1,579,323)

Excess of carrying value of the investment over proportionate share of Dada’s net tangible and intangible assets	1,739,910	1,733,604	1,718,470

The excess of carrying value has been primarily assigned to:
Goodwill	1,605,891	1,605,891	1,605,891
Amortizable intangible assets (*)	178,692	170,284	150,105
Deferred tax liabilities	(44,673)	(42,571)	(37,526)

	1,739,910	1,733,604	1,718,470

Cumulative losses in equity interest in Dada	—	(720,811)	(2,024,903)

(*) Weighted average life of the intangible assets not included in Dada’s consolidated financial statements was 8 years.

Investment in Tuniu

In December 2014, the Group acquired 6.5% equity interest in Tuniu with cash consideration of RMB305,930 (“Initial Investment”). Tuniu is a leading online leisure travel company in China that is listed on the Nasdaq. The Group accounted for the Initial Investment as an available-for-sale security.

On May 22, 2015, the Group additionally acquired Tuniu’s newly issued ordinary shares for total consideration of RMB2,188,490 with a combination of RMB1,528,275 in cash and RMB660,215 in the form of future services, including granting Tuniu an exclusive right, for a period of 5 years, to operate the leisure travel channels on the Group’s website and mobile apps, and Tuniu becomes the Group’s preferred partner for hotel and air ticket booking services. After the subsequent investment in May 2015, the Group held approximately 28% of Tuniu’s issued and outstanding shares and had one board seat. Hence, the Group adopted equity method of accounting to account for the investment in Tuniu. In accordance with ASC 323, accumulated unrealized gains of RMB14,395 that were previously recorded for fair value change of the Initial Investment were reversed in the second quarter of 2015, and the cost of Initial Investment balance was adjusted as if the equity method of accounting had been applied since the Initial Investment was made and reclassified from investment securities to investment in equity investees in the Consolidated Balance Sheets. In January 2016, Tuniu issued new shares to HNA Tourism Group, a third party investor, for an aggregate price of approximately US$500,000 and the Group’s interest in Tuniu was diluted to approximately 21% as of January 21, 2016. As the issuance price per share was higher than the Group’s average carrying value per share, the Group recorded a gain of RMB108,495 to reflect the deemed disposal.

Investment in Tuniu is accounted for using the equity method with the cost allocated as follows:

	As of May 22, 2015	As of December 31, 2016	As of December 31, 2017
	RMB	RMB	RMB

Carrying value of investment in Tuniu (*)	2,494,145	1,198,405	947,500
Proportionate share of Tuniu’s net tangible and intangible assets	1,014,296	1,006,763	779,525

Excess of carrying value of the investment over proportionate share of Tuniu’s net tangible and intangible assets	1,479,849	191,642	167,975

The excess of carrying value has been primarily assigned to:
Goodwill (*)	1,212,149	23,899	23,899
Amortizable intangible assets (**)	356,933	223,657	192,101
Deferred tax liabilities	(89,233)	(55,914)	(48,025)

	1,479,849	191,642	167,975

Cumulative losses in equity interest in Tuniu	—	(1,295,740)	(1,546,645)

(*) In the second quarter of 2016, the Group conducted an impairment assessment on its investment in Tuniu considering the duration and severity of the decline of Tuniu’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded a charge of RMB721,501 to write down the carrying value of its investment in Tuniu to its then fair value of RMB1,454,578, based on quoted closing price of Tuniu as of June 30, 2016.

(**) Weighted average life of the intangible assets not included in Tuniu’s financial statements was 7 years.

As of December 31, 2016 and 2017, the market value of the Group’s investment in Tuniu was approximately RMB1,579,417 and RMB1,304,082 based on quoted closing price, respectively.

Investment in Yixin

In February 2015 and August 2016, the Group invested US$100,000 and US$30,000 in cash, respectively, to acquire Yixin’s newly issued series A and series B preferred shares. Yixin, a controlled subsidiary of Bitauto, is a leading online automobile retail transaction platform in China. The investment in Yixin was accounted for under the cost method as the underlying shares the Group invested in were not considered in-substance common stock and had no readily determinable fair value.

On November 16, 2017, Yixin successfully completed the global offering and traded on the Main Board of The Stock Exchange of Hong Kong Limited (“HKEx”). After the offering, the Group held approximately 10.9% of Yixin’s issued and outstanding shares and the investment is accounted for using the equity method, as the preferred shares the Group previously invested in were automatically converted into ordinary shares upon listing and the Group has obtained significant influence through the nomination of one non-executive board member out of nine and the significant influence on its controlling shareholder, Bitauto.

Investment in Yixin is accounted for using the equity method with the cost allocated as follows:

As of November 16, 2017
RMB

Carrying value of investment in Yixin	860,992
Proportionate share of Yixin’s net tangible and intangible assets	1,703,448

Total negative basis difference	(842,456)

The negative basis difference will be amortized into net income over the remaining useful lives of the underlying assets, which is 3 years. As of December 31, 2017, the market value of the Group’s investment in Yixin was approximately RMB3,586,393 based on quoted closing price.

The Group summarizes the condensed financial information of the Group’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Operating data:
Revenue	9,937,684	37,122,299	72,206,753
Gross profit	2,935,620	4,829,228	19,162,739
Loss from operations	(1,592,094)	(3,126,138)	(2,200,140)
Net loss	(1,572,381)	(3,369,075)	(2,549,137)
Net loss attributable to shareholder	(1,597,903)	(3,729,119)	(2,977,210)

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance sheet data:
Current assets	13,606,870	47,136,935	78,125,211
Non-current assets	6,838,075	26,244,217	62,806,104
Current liabilities	6,518,096	27,103,212	58,734,790
Non-current liabilities	146,008	4,559,231	16,703,429
Redeemable stock	—	4,795,473	5,877,854
Non-controlling interests	1,714,021	4,072,998	717,106

The Group recorded its interests in Yonghui, Bitauto, Dada, Tuniu and Yixin one quarter in arrears to enable the Group to provide its financial disclosure independent of the reporting schedule of these equity investees.

Audited financial statements of Bitauto, Tuniu and Dada for the year ended December 31, 2016 and 2017 will be included in separate filing in accordance with Regulation S-X Rule 3-09.

The Group performs impairment assessment of its investments under the cost method and equity method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. Impairment charges in connection with the cost method investments of RMB285,051, RMB341,984 and RMB59,987 were recorded in others, net in the Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2015, 2016 and 2017, respectively. Impairment charges in connection with the equity method investments of RMB2,585,641, RMB1,416,801 and nil were recorded in share of results of equity investees in the Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2015, 2016 and 2017, respectively.